NOTE 1 - Organization and Summary of Significant Accounting Policies: Patents (Policies)	12 Months Ended
Sep. 30, 2020
Policies
Patents

Patents – Patents consist of the cost of obtaining a patent for the Company’s reel protector. Our patents are amortized over their legal life (typically 17 years) and analyzed periodically for impairment in accordance with ASC 350, Intangibles – Goodwill and Other.